Debt and Borrowings (Details) - MXN ($) $ in Thousands								6 Months Ended	12 Months Ended
	Aug. 25, 2025	May 03, 2024	Jul. 07, 2023	Jul. 05, 2023	Jun. 17, 2022	Mar. 31, 2022	Aug. 30, 2021	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 11, 2025	Mar. 04, 2025	Sep. 13, 2023	Sep. 12, 2023	Jul. 10, 2023	Jun. 30, 2023	Mar. 31, 2023	Jan. 01, 2023	May 31, 2022	May 30, 2022	Apr. 05, 2022	Mar. 10, 2020	Mar. 04, 2020	Jul. 31, 2016
Debt and Borrowings [Line Items]
Line of credit						$ 4,498,695		$ 300,000		$ 120,000	$ 300,000					$ 50,000				$ 800,000	$ 200,000
Current portion of this long-term amount									$ 190,000
Long term debt									522,500
Bond issuance																810,197
Percentage of banxico plus							0.40%
Interest pay							$ 1,000,000
Percentage of fixed rate							8.35%
Maturity terms						5 years
Percentage of global payment						30.00%
Principal payments																	$ 250,000	$ 1,000,000
Long term debt								4,622,691	$ 3,083,187	3,668,859	4,622,691
Cash																188,498
Issuance costs								50,447
Sustainability bonds amount							$ 500,000
Sustainability bonds paying interest							5.15%
Sustainability bonds rate plus							0.40%
Expired maturity term	4 years
Long-term debt												$ 200,000
Increase the available funds					$ 300,000
Bottom of range [member]
Debt and Borrowings [Line Items]
Maturity terms							4 years
Debt service coverage ratio									1.0
Top of Range [Member]
Debt and Borrowings [Line Items]
Maturity terms							7 years
Debt service coverage ratio									1.25
HSBC [Member]
Debt and Borrowings [Line Items]
Line of credit		$ 70,000							$ 190,000	47,500				$ 950,000	$ 950,000									$ 150,000
Principal payments																							$ 50,000
Leverage ratio									3.00
Debt service coverage ratio									1.25
Long Term Debt- Credit Line with BBVA [Member]
Debt and Borrowings [Line Items]
Line of credit				$ 1,500,000					$ 755,000							1,500,000
Term of credit agreement				60 months
Several deposits									225,000	145,000
Long-term credit facility with BBVA [Member]
Debt and Borrowings [Line Items]
Line of credit									375,000
Syndicated Credit Line [Member]
Debt and Borrowings [Line Items]
Amount of loan																3,248,695
BBVA [Member]
Debt and Borrowings [Line Items]
Line of credit													$ 800,000			550,000
Several deposits								855,020	3,037,000	1,723,000	855,020
Long term debt																1,500,000
Line of credit									$ 3,059,000	1,903,000	1,555,020
Debt service coverage ratio									1.25
Leverage ratio									3.50
Interest service coverage ratio									1.0
BBVA [Member] | Bottom of range [member]
Debt and Borrowings [Line Items]
Leverage ratio									1.0
Liquidity index ratio									1.0
BBVA [Member] | Top of Range [Member]
Debt and Borrowings [Line Items]
Leverage ratio									3.50
Liquidity index ratio									1.0
HSBC Revolving Credit [Member]
Debt and Borrowings [Line Items]
Line of credit										184,100
Term of credit agreement		24 months
Line of credit									$ 1,364,600
Betterware [Member]
Debt and Borrowings [Line Items]
Bond issuance			$ 813,974				$ 1,500,000									810,197
Bond price			$ 313,374
Percentage of paying interest			12.41%
Percentage of banxico plus			0.90%
Interest pay			$ 500,000
Percentage of fixed rate			11.23%
Betterware [Member] | Bottom of range [member]
Debt and Borrowings [Line Items]
Maturity term			4 years
Betterware [Member] | Top of Range [Member]
Debt and Borrowings [Line Items]
Maturity term			7 years
Betterware [Member] | BBVA [Member]
Debt and Borrowings [Line Items]
Several deposits								300,000	45,000	1,040,000	300,000
Santander-Current Credit Line [Member]
Debt and Borrowings [Line Items]
Line of credit								380,000			380,000					$ 150,000			$ 200,000
BWMX 21-X [Member]
Debt and Borrowings [Line Items]
Capital amount settled	$ 500,000
Revolving credit facility with BBVA – Jafra [Member]
Debt and Borrowings [Line Items]
Line of credit									874,100
Revolving credit facility with BBVA – Betterware [Member] | HSBC [Member]
Debt and Borrowings [Line Items]
Line of credit																						$ 400,000
Revolving credit facility with HSBC – Betterware [Member]
Debt and Borrowings [Line Items]
Several deposits								300,000	265,000	1,120,000	300,000
Line of credit									300,000
Banamex- Unsecured Current Credit Line [Member]
Debt and Borrowings [Line Items]
Line of credit									4,111,769	$ 4,784,355	5,145,691
Unsecured credit loan																									$ 900,000
Banamex- Unsecured Current Credit Line [Member] | Bottom of range [member]
Debt and Borrowings [Line Items]
Line of credit								700,000			700,000
Banamex- Unsecured Current Credit Line [Member] | Top of Range [Member]
Debt and Borrowings [Line Items]
Line of credit								$ 900,000			$ 900,000
Short-term borrowings [member] | BBVA [Member]
Debt and Borrowings [Line Items]
Line of credit									$ 98,000